Commitments - Schedule of Commitments (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 CAD ($)
Schedule of Commitments [Line Items]
Transportation commitments	$ 395,720
Other	5,678
Total commitments	401,398
1 Year [Member]
Schedule of Commitments [Line Items]
Transportation commitments	37,243
Other	5,678
Total commitments	42,921
2-3 Years [Member]
Schedule of Commitments [Line Items]
Transportation commitments	74,972
Other
Total commitments	74,972
4-5 Years [Member]
Schedule of Commitments [Line Items]
Transportation commitments	74,222
Other
Total commitments	74,222
Thereafter [Member]
Schedule of Commitments [Line Items]
Transportation commitments	209,283
Other
Total commitments	$ 209,283